Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The following table sets forth all unexercised options and unvested restricted stock that have been awarded to our named executives by the Company and were outstanding as of December 31, 2024:

	Option Awards					Stock Award
Name	Number of Securities Underlying Unexercised Options (#) (Exercisable)	Number of Securities Underlying Unexercised Options (#) (Unexercisable)	Equity Incentive Plan Awards: Number of Securities Underlying Unexercised Unearned Options (#)	Option Exercise Price ($)	Option Expiration Date	Number of Shares or Units of Stock That Have Not Vested (#)	Market Value of Shares or Units of Stock That Have Not Vested ($)	Equity Incentive Plan Awards: Number of Unearned Shares, Units or Other Rights That Have Not Vested (#)	Equity Incentive Plan Awards: Market or Payout Value of Unearned Shares, Units or Other Rights That Have Not Vested ($)
Sergio Traversa	11,250	—	—	54.00	2/23/2025	—	—	—	—
Sergio Traversa	99,211	—	—	3.24	10/20/2027	—	—	—	—
Sergio Traversa	225,000	—	—	4.60	12/20/2028	—	—	—	—
Sergio Traversa	425,000	—	—	8.80	7/29/2029	—	—	—	—
Sergio Traversa	350,000	—	—	43.47	12/19/2029	—	—	—	—
Sergio Traversa	234,376	15,624	—	33.43	1/7/2031	—	—	—	—
Sergio Traversa	234,376	15,624	—	33.43	1/7/2031	—	—	—	—
Sergio Traversa	857,995	285,999	—	19.03	12/17/2031	—	—	—	—
Sergio Traversa	80,728	—	—	3.37	12/16/2032	—	—	—	—
Sergio Traversa	385,000	385,000	—	3.37	12/16/2032	—	—	—	—
Sergio Traversa	45,972	137,910	—	2.48	12/15/2033	—	—	—	—
Maged Shenouda	6,441	—	—	13.80	11/12/2025	—	—	—	—
Maged Shenouda	70,250	—	—	3.24	10/20/2027	—	—	—	—
Maged Shenouda	112,500	—	—	4.60	12/20/2028	—	—	—	—
Maged Shenouda	125,000	—	—	8.80	7/28/2029	—	—	—	—
Maged Shenouda	120,000	—	—	43.47	12/19/2029	—	—	—	—
Maged Shenouda	119,531	7,969	—	33.43	1/7/2031	—	—	—	—
Maged Shenouda	119,531	7,969	—	33.43	1/7/2031	—	—	—	—
Maged Shenouda	392,046	130,683	—	19.03	12/17/2031	—	—	—	—
Maged Shenouda	62,560	—	—	3.37	12/16/2032	—	—	—	—
Maged Shenouda	225,000	225,000	—	3.37	12/16/2032	—	—	—	—
Maged Shenouda	20,524	61,566	—	2.48	12/15/2033	—	—	—	—
Charles Ence	25,000	—		8.80	7/29/2029	—	—	—	—
Charles Ence	60,000	—		43.47	12/19/2029	—	—	—	—
Charles Ence	105,468	7,032		33.43	1/7/2031	—	—	—	—
Charles Ence	105,468	7,032		33.43	1/7/2031	—	—	—	—
Charles Ence	391,677	130,559		19.03	12/17/2031	—	—	—	—
Charles Ence	18,361	—		3.37	12/16/2032
Charles Ence	250,000	250,000		3.37	12/16/2032	—	—	—	—
Charles Ence	20,524	61,566		2.48	12/15/2033	—	—	—	—
	5,298,789	1,729,533